Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS:
Cash	$ 470,634	$ 26,636
Other receivables		8,900
Prepayments and advances		4,300
Total current assets	470,634	39,836
OTHER ASSETS:
Intercompany receivable	114,222,952	74,858,613
Investment in subsidiaries		2,459,560
Total other assets	114,222,952	77,318,173
Total assets	114,693,586	77,358,009
CURRENT LIABILITIES:
Other payables and accrued liabilities	327,694	396,797
Other payables - shareholders	10,711	10,711
Total current liabilities	338,405	407,508
OTHER LIABILITIES
Deficit of investment in subsidiaries	65,911,417
Total liabilities	66,249,822	407,508
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary share, $0.04 par value, 800,000,000 shares authorized, 4,819,700 and 2,758,920 shares issued and outstanding as of June 30, 2022 and 2021, respectively	192,788	110,357
Additional paid-in-capital	195,654,317	147,684,772
Deferred stock compensation	(32,978)	(682,383)
Deficit	(147,370,363)	(70,162,245)
Total shareholders’ equity	48,443,764	76,950,501
Total liabilities and shareholders’ equity	$ 114,693,586	$ 77,358,009